Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 19,329	R$ 19,383
Ending balance	19,719	19,329
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,129	24,699
Acquisitions	2,691	1,381
Rescissions / derecognition	(253)	(738)
Exchange variation	(341)	808
Other	36	(21)
Ending balance	28,262	26,129
Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,232)	(4,919)
Rescissions / derecognition	188	703
Exchange variation	27	(277)
Other	(86)	38
Ending balance	(8,002)	(6,232)
Amortization expense	(1,899)	(1,777)
Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(568)	(397)
Rescissions / derecognition	58
Exchange variation		(4)
Ending balance	(541)	(568)
Incresase	(31)	(167)
Goodwill and intangible assets from acquisition [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,438
Ending balance	11,158	11,438
Goodwill and intangible assets from acquisition [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,464	11,162
Acquisitions		8
Rescissions / derecognition	(26)
Exchange variation	(285)	560
Other	5	(266)
Ending balance	11,158	11,464
Goodwill and intangible assets from acquisition [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(26)	(23)
Rescissions / derecognition	R$ 26
Other		(3)
Ending balance		R$ (26)
Association for the promotion and offer of financial products and services [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	8.00%	8.00%
Beginning balance	R$ 1,662
Ending balance	1,461	R$ 1,662
Association for the promotion and offer of financial products and services [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,529	2,452
Acquisitions		1
Rescissions / derecognition	(4)	(27)
Exchange variation	22	47
Other	(29)	56
Ending balance	2,518	2,529
Association for the promotion and offer of financial products and services [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(867)	(647)
Rescissions / derecognition	4	27
Exchange variation	(5)	(141)
Other	29	117
Ending balance	(1,057)	(867)
Amortization expense	R$ (218)	R$ (223)
Software acquired [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%
Beginning balance	R$ 2,521
Ending balance	2,522	R$ 2,521
Software acquired [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,247	4,571
Acquisitions	789	646
Rescissions / derecognition	(93)	(312)
Exchange variation	(84)	205
Other	40	137
Ending balance	5,899	5,247
Software acquired [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,501)	(1,998)
Rescissions / derecognition	28	312
Exchange variation	45	(152)
Other	(103)	(67)
Ending balance	(3,206)	(2,501)
Amortization expense	(675)	(596)
Software acquired [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(225)	(54)
Rescissions / derecognition	58
Exchange variation		(4)
Ending balance	(171)	(225)
Incresase	R$ (4)	R$ (167)
Internally developed software [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%
Beginning balance	R$ 2,363
Ending balance	2,849	R$ 2,363
Internally developed software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,529	4,353
Acquisitions	1,187	318
Rescissions / derecognition		(189)
Other		47
Ending balance	5,716	4,529
Internally developed software [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,823)	(1,267)
Rescissions / derecognition		154
Other		(13)
Ending balance	(2,497)	(1,823)
Amortization expense	(674)	(697)
Internally developed software [member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(343)	(343)
Ending balance	(370)	(343)
Incresase	(27)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,345
Ending balance	R$ 1,729	R$ 1,345
Other intangible assets [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	10.00%	10.00%
Other intangible assets [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%
Other intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 2,360	R$ 2,161
Acquisitions	715	408
Rescissions / derecognition	(130)	(210)
Exchange variation	6	(4)
Other	20	5
Ending balance	2,971	2,360
Other intangible assets [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,015)	(984)
Rescissions / derecognition	130	210
Exchange variation	(13)	16
Other	(12)	4
Ending balance	(1,242)	(1,015)
Amortization expense	R$ (332)	R$ (261)